Note 4 - Participation Agreement	9 Months Ended
Jul. 31, 2014
Notes
Note 4 - Participation Agreement

NOTE 4 – Participation Agreement

In connection with the convertible promissory note described in Note 6, the Company entered into a participation agreement with a nonaffiliated company whereby the maker of the promissory note would advance up to $350,000 to conduct additional development of the underlying leases at the Garcia Field and drill and complete three additional wells on the acreage. During 2012, $250,000 was advanced to the Company. In consideration of making the promissory note, the lender was assigned a 1% overriding royalty interest in the 4,600 acre field and a 20% modified net profits interest in the existing four producing wells in the Garcia Field and a 20% modified net profits interest in three additional wells to be drilled on said acreage. The Company valued the net profits interest and the overriding royalty interest at $136,599 using 10% present value over the estimated life of the wells. The amount was recorded as a debt discount and is being amortized using the effective interest rate method over the life of the promissory note (3 years).

Additionally, the lender has the right, at any point during the period of the note, to convert the remaining principal balance on the note to a working interest (see Note 6).

The modified net profits interest is based on the gross proceeds from the sale of oil, gas and other minerals in the four producing wells in the Garcia Field and three additional wells to be drilled. The 20% is applied to 100% of the Company’s net revenue interest in the wells which cannot be less than 80% and is reduced by any of the following expenditures:

any overriding royalties or other burden on production in excess of the 80% net revenue interest;
production, severance and similar taxes assessed by any taxing authority based on volume or value of the production;
direct costs incurred in producing oil or natural gas, or the operating or producing such wells excluding administrative, supervisory or other indirect costs;
costs reasonably incurred to process the production for market;
costs reasonably incurred in transportation, delivery, storage or marketing the production.